Product Warranties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Movement in Standard Product Warranty Accrual [Roll Forward]
Product warranty accrual, beginning of the period		$ 23,309,000	$ 31,758,000
Warranty provision for sales	$ 5,584,000	6,697,000	8,994,000
Settlement of warranty claims	(9,968,000)	(12,669,000)	(15,785,000)
Foreign currency and other	(623,000)	(348,000)	(1,658,000)
Business combination recognition	0	285,000	0
Product warranty accrual, end of the period	$ 12,267,000	$ 17,274,000	$ 23,309,000